Short-term loans (Tables)	12 Months Ended
Dec. 31, 2018
Short-term loans [abstract]
Short-term loans
	As at 31 December 2018			As at 31 December 2017
	Original currency	RMB equivalent	Annual interest rate	Original currency	RMB equivalent	Annual interest rate
	’000			’000

Secured
RMB
- Fixed rate	435,856	435,856	3.41%-6.90%	24,000	24,000	4.71%-5.50%
- Variable rate	75,000	75,000	3.60%-3.85%	-	-	-

Unsecured
RMB
- Fixed rate	11,740,658	11,740,658	3.30%-4.90%	10,450,248	10,450,248	3.92%-4.35%
- Variable rate	47,227,150	47,227,150	3.92%-4.65%	69,777,100	69,777,100	3.74%-4.35%
US$
- Variable rate	180,401	1,238,131	3.79%	-	-	-
PKR
- Variable rate	6,500,000	321,977	11.51%	-	-	-

Total		61,038,772			80,251,348